Equity - Additional Information (Detail) - CLP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2021	Jan. 01, 2020	Jan. 01, 2019	Dec. 31, 2018
Disclosure of equity [line items]
Issuance of paid shares	461,111,111,111
Proceeds from issue of ordinary shares	$ 825,305
Share price offered	$ 1.80
Equity	$ 2,688,131	$ 1,862,826	$ 1,862,826
Number of share outstanding	973,517,871,202	512,406,760,091	512,406,760,091				512,406,760,091
Percentage of dividend on profit	30.00%	0.00%
Percentage of actual dividends on profit			100.00%
Distribution of dividends			$ 127,065
Equity	$ 3,325,221	$ 2,383,335	3,326,338	$ 2,381,855	$ 3,326,338	$ 3,437,560	$ 3,437,560
Retained earnings from prior years	(273,672)	0
Other equity interest [member]
Disclosure of equity [line items]
Equity	467,279	744,838	744,838	$ 423,118	744,838	839,120	839,120
Revaluation surplus [member]
Disclosure of equity [line items]
Equity	$ 744,838	$ 451,011	$ 451,011		$ 451,011	$ 451,011	$ 451,011